GENERAL INFORMATION - Additional Information (Detail) R$ in Thousands			12 Months Ended
	Dec. 29, 2023 BRL (R$)	Aug. 30, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 29, 2029 BRL (R$)	Dec. 29, 2028 BRL (R$)	Jan. 02, 2024 BRL (R$)	Dec. 29, 2023 GBP (£) Installments	Dec. 29, 2023 BRL (R$) Installments
Discontinued operations [member]
General Information [Line Items]
Net gain (loss) on the sale of subsidiaries			R$ 6,296,428
Natura Brazil Pty Ltd. (Aesop) [Member] | Discontinued operations [member]
General Information [Line Items]
Disposal date fair value of total consideration received			12,429,175
Net gain (loss) on the sale of subsidiaries			7,377,768
Accumulated gains in other comprehensive income from currency translation			115,168
The Body Shop [member] | Discontinued operations [member]
General Information [Line Items]
Disposal date fair value of total consideration received			829,497
Net gain (loss) on the sale of subsidiaries			(1,081,340)
Accumulated gains in other comprehensive income from currency translation			1,622,436
Impairment loss of recoverable amount of net assets held for sale			4,007,744
Fixed amount receivable upon completion			22,915
Fixed amount receivable in fourth year after completion of business disposal			320,153
Contingent consideration			486,429
L’Oréal Group [Member] | Natura Brazil Pty Ltd. (Aesop) [Member]
General Information [Line Items]
Disposal date fair value of total consideration received		R$ 12,429,175
Net gain (loss) on the sale of subsidiaries		7,377,768
Accumulated gains in other comprehensive income from currency translation		115,168
Write-off of goodwill		124,315
L’Oréal Group [Member] | Natura Brazil Pty Ltd. (Aesop) [Member] | Discontinued operations [member]
General Information [Line Items]
Disposal date fair value of total consideration received		12,429,175
Net gain (loss) on the sale of subsidiaries		7,377,768
Accumulated gains in other comprehensive income from currency translation		R$ 115,168
Aurelius Investment Advisory Limited (“Aurelius”) [Member] | The Body Shop [member]
General Information [Line Items]
Disposal date fair value of total consideration received										R$ 829,496
Accumulated gains in other comprehensive income from currency translation	R$ 1,622,436
Write-off of goodwill	4,007,744
Impairment loss of recoverable amount of net assets held for sale	4,007,744
Fixed amount receivable upon completion								R$ 22,915
Fixed amount receivable in fourth year after completion of business disposal						R$ 320,153
Number of variable installments of contingent consideration ('earn-out')							2
Contingent consideration							R$ 486,429
Aurelius Investment Advisory Limited (“Aurelius”) [Member] | The Body Shop [member] | Discontinued operations [member]
General Information [Line Items]
Net gain (loss) on the sale of subsidiaries	R$ 1,081,340		1,081,340
Accumulated gains in other comprehensive income from currency translation			1,622,436
Impairment loss of recoverable amount of net assets held for sale			R$ 4,007,744
Number of variable installments of contingent consideration ('earn-out') | Installments									2	2
Contingent consideration | £									£ 90,000